Debt - Maturity of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 1,000
2023	0
2024	0
2025	0
2026	135,500
Total debt outstanding	$ 136,500	$ 70,000